UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     September 30, 2010

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   55
Form 13F Information Table Value Total (Thousands):   $113,407

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 Systems, Inc.             COM              03739T108      853    95135 SH       SOLE                    30630             64505
AGA Medical Holdings, Inc.     COM              008368102      369    26428 SH       SOLE                     9738             16690
Acme Packet, Inc.              COM              004764106      529    13938 SH       SOLE                    13938
Alliance Data Systems Corporat COM              018581108     1602    24547 SH       SOLE                     9764             14783
Amazon.com, Inc.               COM              023135106     6627    42197 SH       SOLE                    31843             10354
Amdocs Ltd.                    COM              G02602103     1988    69356 SH       SOLE                    66500              2856
Approach Resources Inc.        COM              03834A103      532    47579 SH       SOLE                    47579
Arch Capital Group Ltd.        COM              G0450A105     2575    30733 SH       SOLE                    13133             17600
Aruba Networks Inc.            COM              043176106     2361   110640 SH       SOLE                   110640
Atheros Communications, Inc.   COM              04743P108      352    13372 SH       SOLE                    12133              1239
Bill Barrett Corporation       COM              06846N104     2079    57740 SH       SOLE                     5480             52260
Callidus Software, Inc.        COM              13123E500       46    10731 SH       SOLE                                      10731
Cavium Networks, Inc.          COM              14965A101      275     9551 SH       SOLE                     9551
China Lodgin Group Ltd. - ADR  COM              16949N109      597    25419 SH       SOLE                    12785             12634
Cisco Systems                  COM              17275R102     2599   118693 SH       SOLE                    78050             40643
Cognizant Technology Solutions COM              192446102      857    13299 SH       SOLE                    10921              2378
ComScore, Inc.                 COM              20564W105      510    21678 SH       SOLE                    16786              4892
CommVault Systems, Inc.        COM              204166102      861    33078 SH       SOLE                    33078
Concho Resources Inc.          COM              20605P101     4904    74107 SH       SOLE                    72212              1895
Domino's Pizza, Inc.           COM              25754A201     1381   104486 SH       SOLE                   104486
EBay, Inc.                     COM              278642103      710    29100 SH       SOLE                    29100
EHealth, Inc.                  COM              28238P109      263    20391 SH       SOLE                     9398             10993
Ecotality, Inc.                COM              27922Y202       68    20078 SH       SOLE                    20078
EnerNOC, Inc.                  COM              292764107      640    20415 SH       SOLE                    17105              3310
Financial Engines, Inc.        COM              317485100     2171   163451 SH       SOLE                    95925             67526
Global Cash Access Holdings, I COM              378967103      458   112134 SH       SOLE                    16706             95428
Glu Mobile Inc.                COM              379890106       24    16834 SH       SOLE                    16834
Google, Inc. - Cl A            COM              38259P508    38037    72344 SH       SOLE                    62372              9972
Infinera Corporation           COM              45667G103     1337   114535 SH       SOLE                   114535
Jackson Hewitt Tax Service, In COM              468202106      391   424826 SH       SOLE                                     424826
Linear Technology Corp.        COM              535678106     1076    35000 SH       SOLE                    15600             19400
LogMeIn, Inc.                  COM              54142L109     2636    73253 SH       SOLE                    54106             19147
MAP Pharmaceuticals, Inc.      COM              56509R108      272    17778 SH       SOLE                                      17778
MSCI, Inc.                     COM              55354G100     1343    40440 SH       SOLE                    39941               499
Magellan Midstream Partners    COM              559080106      503     9775 SH       SOLE                     8359              1416
MedAssets Inc.                 COM              584045108     1160    55147 SH       SOLE                    20573             34574
Medidata Solutions, Inc.       COM              58471A105      606    31587 SH       SOLE                    31587
Mellanox Technologies Ltd.     COM              M51363113      739    37602 SH       SOLE                    37602
MetroPCS Communications        COM              591708102     5106   488176 SH       SOLE                   102385            385791
Monotype Imaging Holdings Inc. COM              61022P100      186    20358 SH       SOLE                    13810              6548
PROS Holdings, Inc.            COM              74346Y103      176    19010 SH       SOLE                    15228              3782
Polypore International, Inc.   COM              73179V103      271     9000 SH       SOLE                                       9000
Prestige Brands Holdings, Inc  COM              74112D101      247    24941 SH       SOLE                    20404              4537
Rackspace Hosting, Inc.        COM              750086100     6499   250150 SH       SOLE                   180791             69359
Ruth's Hospitality Group, Inc. COM              783332109       76    18887 SH       SOLE                    14354              4533
SAVVIS, Inc.                   COM              805423308     1526    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302     1347    12051 SH       SOLE                    11700               351
ShorTel, Inc.                  COM              825211105      381    76734 SH       SOLE                    44544             32190
Solarwinds, Inc.               COM              83416B109     2536   146941 SH       SOLE                    99728             47213
TransDigm Group Inc.           COM              893641100     1620    26100 SH       SOLE                                      26100
VanceInfo Technologies, Inc. - COM              921564100     1702    52636 SH       SOLE                    36207             16429
Vanda Pharmaceuticals, Inc.    COM              921659108      181    27150 SH       SOLE                    27150
VeriFone Systems, Inc.         COM              92342Y109     4830   155465 SH       SOLE                    26724            128741
World Westling Entertainment,  COM              98156Q108     1381    99285 SH       SOLE                                      99285
YaHoo!, Inc.                   COM              984332106     1011    71320 SH       SOLE                    71320